Investments in and Advances to Partially Owned Entities - Schedule of Investments in and Advances to Partially Owned (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Feb. 28, 2023	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 39,231	$ 17,754
Total investments in and advances to partially owned entities	$ 39,231	$ 40,252
Investment in SuperFrio
Schedule of Equity Method Investments [Line Items]
% Ownership	0.00%	14.99%		14.99%
Equity method investments	$ 0	$ 22,498		$ 25,700
Investment in RSA
Schedule of Equity Method Investments [Line Items]
% Ownership	49.00%	49.00%	49.00%
Equity method investments	$ 15,629	$ 5,296
Advances to RSA, including accrued interest	$ 23,602	$ 12,458